Document and Entity Information	0 Months Ended
Apr. 17, 2015
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2014
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Apr. 17, 2015
Document Effective Date	Apr. 17, 2015
Prospectus Date	Jan. 01, 2015
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class A
Risk/Return:
Trading Symbol	EARAX
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class C
Risk/Return:
Trading Symbol	ECRAX
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class I
Risk/Return:
Trading Symbol	EIRAX